Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements

As of December 31, 2014, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2015	$1,387,765
2016	1,110,661
2017	398,570
2018	86,452
2019 and thereafter	211,213

$3,194,661

Commitments for Advertising Contracts	As of December 31, 2014, the commitments for the advertising contracts signed by the Group were as follows:

2014	$16,737,049